Cash and Investments - Schedule of Interest Income and Dividends (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest income:
Cash and short term investments	$ 104.1	$ 156.5
Bonds	557.4	618.0
Derivatives and other invested assets	55.0	51.8
Interest income	716.5	826.3
Dividends:
Dividend income	77.8	93.7
Investment expenses	(25.1)	(39.8)
Interest and dividends	769.2	880.2
Share of profit (loss) of associates	(112.8)	169.6
Non-insurance companies
Dividends:
Non-cash impairment charge	240.3	211.2
Preferred stocks
Dividends:
Dividend income	4.3	11.2
Common stocks
Dividends:
Dividend income	73.5	82.5
Investments in associates
Dividends:
Share of profit (loss) of associates	$ (112.8)	$ 169.6